Selling, General and Administrative Expenses (Summary of Selling, General and Administrative Expenses) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Selling, General and Administrative Expense [Abstract]
Personnel expenses	¥ 252,485	¥ 190,939
IT-related Expenses	¥ 32,374	¥ 26,062